TAXES ON INCOME - Schedule of Income before Income Tax, Domestic And Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 457,700	$ 345,332	$ 240,619
Domestic
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	195,203	102,500	53,703
Foreign
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 262,497	$ 242,832	$ 186,916